Note 4 - Loans (Details) - Activity in the Allowance for Loan Losses (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 4 - Loans (Details) - Activity in the Allowance for Loan Losses [Line Items]
Allowance for loan losses	$ 6,917,605	$ 8,543,367	$ 8,016,786
Provision charged to operations	(832,925)	200,000	4,375,000
Loans charged-off	(2,640,479)	(2,261,271)	(4,238,203)
Allowance for loan losses	4,014,391	6,917,605	8,543,367
Impaired Loans [Member]
Note 4 - Loans (Details) - Activity in the Allowance for Loan Losses [Line Items]
Allowance for loan losses	2,921,950	1,990,225	691,780
Provision charged to operations	(573,330)	2,497,649	4,409,468
Loans charged-off	(2,169,604)	(1,565,924)	(3,111,023)
Allowance for loan losses	$ 179,016	$ 2,921,950	$ 1,990,225